SHARE-BASED PAYMENT ARRANGEMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 09, 2023	Feb. 26, 2022	Dec. 31, 2024	Dec. 31, 2023	May 01, 2024	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued			202,941,000	183,605,000	189,000,000
Weighted average exercise price			$ 1.09	$ 0.92		$ 0.87
Weighted average remaining contractual life			6 years 7 months 6 days	8 years 9 months 18 days
Marketing expense			$ 57,477	$ 38,611
Number of Option, Granted			100,000	1,675,000
Weighted average grant date, fair value			$ 5.28	$ 1.28
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting term description			Each RSU, which have a vesting term of up to 3 years and subject to forfeiture in certain circumstances, entitles the holder to one Common Share.
Marketing expense			$ 9,700
Number of Option, Granted			17,769,000	23,400,000
Weighted average grant date, fair value			$ 4.26	$ 1.43
Performance-based awards			1,500,000
Bonus RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting term description			(i) 15% of the commission withheld if an agent has not met the Cap and (ii) 30% of the commission withheld if an agent has met the Cap. On January 1, 2024, the Company updated the Bonus RSUs structure to matching (i) 10% of the commission withheld if an agent has not met the Cap and (ii) 20% of the commission withheld if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the program are expensed to commissions and other agent-related costs and the Bonus RSUs are expensed to marketing expenses within the consolidated statements of comprehensive loss. RSUs purchased under the program are expensed immediately and Bonus RSUs are amortized over the vesting period with a corresponding increase in stock-based compensation reserve.
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock issued and outstanding	15.00%	20.00%
Number of shares issued		35,600,000
Number of shares authorized	70,000,000